                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4165
                                  ---------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   SEPTEMBER 30, 2004
                        --------------------------------------------------------
Date of reporting period:  MARCH 31, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

[front cover]

MARCH 31, 2004

American Century Investments
Semiannual Report

[photo]

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You.......................................................   1

TARGET 2005

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

TARGET 2030

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Target
Maturities Trust funds for the six months ended March 31, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
September 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------

Target 2005 - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            2.09%     6.24%       7.85%      11.84%       3/25/85
--------------------------------------------------------------------------------
11/15/05
STRIPS ISSUE              2.45%     6.82%       8.42%      13.16%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX        6.47%     8.55%       9.13%      11.04%(1)      --
--------------------------------------------------------------------------------
Advisor Class             1.83%     5.99%        --         5.97%       8/3/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1994

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Target 2005 - Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE OVERVIEW

Target 2005 returned 0.74%* for the six months ended March 31, 2004. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing
November 15, 2005, returned 1.03%. (Please see the previous page.) It's worth remembering, however, that unlike the benchmark, Target 2005's return is reduced by expenses.

ECONOMIC BACKDROP

On the U.S. economic front, growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 8.2% during the third quarter of
2003, marking the fastest quarterly pace since the final quarter of 1983 and setting an upbeat tone as the six months began. Economic activity moderated thereafter, but remained in the neighborhood of 4%.

In spite of those favorable conditions, the labor market faced its share of challenges. On the one hand, weekly jobless claims trended lower. But on the other, as voiced by the Federal Reserve, job creation continued to lag.

With that backdrop in mind, the Fed left its benchmark short-term interest rate at a better than four-decade low of 1.0%, stating that increases in core consumer prices were muted. Yet not all inflationary pressures behaved accordingly: crude oil rose north of $35 a barrel while overall commodity prices surged.

On the international front, train bombings in Madrid, the assassination of the
Hamas spiritual leader Sheikh Ahmed Yassin, and further turmoil in Iraq drove up demand for perceived safe-haven investments such as U.S. Treasurys.

MARKET BACKDROP

High-credit-quality bonds experienced a tale of two markets. The final quarter of 2003 saw yields rise because of growing expectations for economic growth to take flight with inflation and interest rates going along for the ride.

But the story's plot hit some unexpected twists and turns during the first quarter of the New Year, including increased tensions abroad, sharply stepped-up interest for Treasurys by the Bank of Japan and other Asian economies, as well as renewed hedge fund buying.

As a result, Treasury STRIPS spent much of the final three months rallying;
yields on Treasury STRIPS maturing in 2005 dropped 34 basis points (0.34%)
during this year's first quarter, and finished 15 basis points lower overall for the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            1.00%                 1.07%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/5/05                8/16/05
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $101.23               $101.04
--------------------------------------------------------------------------------

(1) See graph on page 4.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2005 - Portfolio Commentary

PORTFOLIO STRATEGIES

Target 2005 seeks the highest return consistent with investment in U.S.
Treasurys, and management attempts to accomplish that objective by primarily buying zero-coupon U.S. Treasury securities and their equivalents.

To meet cash outflows, one of the more noticeable challenges during the six months, management sold a fairly wide variety of zeros. The net effect of those liquidations on the portfolio's composition can be seen in the accompanying chart.

Target 2005's anticipated value at maturity increased from $101.04 to $101.23 as a result, while its weighted average maturity date extended from August 16 to
September 5, 2005.

Lastly, it's worth noting that although Target 2005 can offer a relatively predictable return if held to maturity, the fund may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to that point.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
BECCs                                       40.2%                 32.9%
--------------------------------------------------------------------------------
Treasury STRIPS                             29.0%                 39.2%
--------------------------------------------------------------------------------
TRs                                         12.1%                 12.0%
--------------------------------------------------------------------------------
Other Treasurys                              6.9%                  6.1%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               88.2%                 90.2%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         10.5%                  8.4%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.3%                  1.1%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         11.8%                  9.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  --                    0.3%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2005

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2005 - Schedule of Investments

MARCH 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 88.2%

      $   100,000  REFCORP STRIPS -- COUPON,
                   1.43%, 4/15/04                                  $     99,960
--------------------------------------------------------------------------------
        2,000,000  AID Israel Government Bond,
                   1.16%, 5/15/04                                     1,997,192
--------------------------------------------------------------------------------
        7,700,000  BECC, 6.39%, 5/15/04                               7,688,220
--------------------------------------------------------------------------------
           50,000  CATS, 1.17%, 5/15/04                                  49,930
--------------------------------------------------------------------------------
          446,000  CATS, 1.18%, 5/15/04                                 445,374
--------------------------------------------------------------------------------
           35,000  CATS, 1.23%, 5/15/04                                  34,951
--------------------------------------------------------------------------------
          262,000  CATS, 1.48%, 5/15/04                                 261,632
--------------------------------------------------------------------------------
        1,200,000  CATS, 2.02%, 5/15/04                               1,198,315
--------------------------------------------------------------------------------
          200,000  ETR, 1.18%, 5/15/04                                  199,707
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 1.99%,
                   5/15/04                                              998,840
--------------------------------------------------------------------------------
          838,000  REFCORP STRIPS -- COUPON,
                   1.40%, 7/15/04                                       835,466
--------------------------------------------------------------------------------
          140,000  AID Israel Government Bond,
                   1.30%, 8/15/04                                       139,388
--------------------------------------------------------------------------------
        1,289,000  CATS, 1.40%, 8/15/04                               1,283,363
--------------------------------------------------------------------------------
          207,000  CATS, 1.63%, 8/15/04                                 206,095
--------------------------------------------------------------------------------
          500,000  STRIPS -- COUPON, 1.32%,
                   8/15/04                                              498,183
--------------------------------------------------------------------------------
          180,000  TR, 1.72%, 8/15/04                                   179,213
--------------------------------------------------------------------------------
          278,000  AID Israel Government Bond,
                   1.40%, 11/15/04                                      275,802
--------------------------------------------------------------------------------
        3,000,000  BECC, 5.12%, 11/15/04                              2,974,437
--------------------------------------------------------------------------------
          114,000  CATS, 1.41%, 11/15/04                                113,098
--------------------------------------------------------------------------------
        1,288,750  CUBES, 4.16%, 11/15/04                             1,278,164
--------------------------------------------------------------------------------
           87,000  ETR, 5.96%, 11/15/04                                  86,285
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 4.89%,
                   11/15/04                                             993,320
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- PRINCIPAL, 3.74%,
                   11/15/04                                             993,382
--------------------------------------------------------------------------------
          602,000  TIGR, 1.41%, 11/15/04                                597,055
--------------------------------------------------------------------------------
           27,000  TIGR, 5.90%, 11/15/04                                 26,778
--------------------------------------------------------------------------------
           50,000  TR, 6.24%, 11/15/04                                   49,605
--------------------------------------------------------------------------------
          138,000  REFCORP STRIPS -- COUPON,
                   1.79%, 1/15/05                                       136,754
--------------------------------------------------------------------------------
       35,110,000  BECC, 6.19%, 2/15/05                              34,694,368
--------------------------------------------------------------------------------
          226,000  Federal Judiciary, 1.46%,
                   2/15/05                                              223,228
--------------------------------------------------------------------------------
        1,600,000  STRIPS -- COUPON, 5.98%,
                   2/15/05                                            1,585,176
--------------------------------------------------------------------------------
          343,220  TR, 1.91%, 2/15/05                                   339,451
--------------------------------------------------------------------------------
           30,000  TR, 1.91%, 2/15/05                                    29,671
--------------------------------------------------------------------------------
          594,000  AID Israel Government Bond,
                   1.75%, 3/15/05                                       586,753
--------------------------------------------------------------------------------
       49,000,000  BECC, 5.83%, 5/15/05                              48,222,663
--------------------------------------------------------------------------------
              625  CUBES, 1.65%, 5/15/05                                    615
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   600,000  STRIPS -- COUPON, 4.68%,
                   5/15/05                                         $    592,460
--------------------------------------------------------------------------------
        2,059,000  STRIPS -- PRINCIPAL, 5.90%,
                   5/15/05                                            2,032,674
--------------------------------------------------------------------------------
          428,750  TBR, 9.37%, 5/15/05                                  422,419
--------------------------------------------------------------------------------
          355,000  TIGR, 1.39%, 5/15/05                                 349,563
--------------------------------------------------------------------------------
           80,250  TR, 1.65%, 5/15/05                                    79,065
--------------------------------------------------------------------------------
        6,450,000  TR, 8.38%, 5/15/05                                 6,354,759
--------------------------------------------------------------------------------
           52,000  AID Israel Government Bond,
                   1.75%, 8/15/05                                        50,986
--------------------------------------------------------------------------------
          328,000  CATS, 1.67%, 8/15/05                                 321,605
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- COUPON, 3.81%,
                   8/15/05                                            2,949,540
--------------------------------------------------------------------------------
        6,420,000  STRIPS -- PRINCIPAL, 7.09%,
                   8/15/05                                            6,307,714
--------------------------------------------------------------------------------
              800  TR, 1.70%, 8/15/05                                       784
--------------------------------------------------------------------------------
        1,245,000  TR, 1.73%, 8/15/05                                 1,220,726
--------------------------------------------------------------------------------
          187,000  AID Israel Government Bond,
                   1.68%, 9/15/05                                       182,983
--------------------------------------------------------------------------------
          436,000  AID Israel Government Bond,
                   1.68%, 9/15/05                                       426,635
--------------------------------------------------------------------------------
        3,553,000  REFCORP STRIPS -- COUPON,
                   3.72%, 10/15/05                                    3,475,505
--------------------------------------------------------------------------------
       31,050,000  BECC, 6.10%, 11/15/05                             30,204,074
--------------------------------------------------------------------------------
          328,000  CATS, 1.92%, 11/15/05                                319,578
--------------------------------------------------------------------------------
           40,519  CUBES, 1.83%, 11/15/05                                39,447
--------------------------------------------------------------------------------
        1,200,000  LION, 6.41%, 11/15/05                              1,166,369
--------------------------------------------------------------------------------
        9,650,000  STRIPS -- COUPON, 3.73%,
                   11/15/05                                           9,432,537
--------------------------------------------------------------------------------
        7,000,000  STRIPS -- PRINCIPAL, 2.71%,
                   11/15/05                                           6,843,354
--------------------------------------------------------------------------------
       29,600,000  STRIPS -- PRINCIPAL, 3.70%,
                   11/15/05                                          28,937,611
--------------------------------------------------------------------------------
        2,247,000  TBR, 8.45%, 11/15/05                               2,189,302
--------------------------------------------------------------------------------
          100,000  TIGR, 1.94%, 11/15/05                                 97,354
--------------------------------------------------------------------------------
       20,000,000  TR, 4.08%, 11/15/05                               19,486,440
--------------------------------------------------------------------------------
        7,556,000  STRIPS -- COUPON, 5.74%,
                   2/15/06                                            7,340,699
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 4.96%,
                   2/15/06                                           1,944,096
--------------------------------------------------------------------------------
        1,003,875  TR, 5.54%, 2/15/06                                   971,656
--------------------------------------------------------------------------------
        3,420,000  CATS, 2.90%, 5/15/06                               3,288,231
--------------------------------------------------------------------------------
        3,798,000  STRIPS -- COUPON, 3.78%,
                   5/15/06                                            3,667,064
--------------------------------------------------------------------------------
          704,500  TBR, 5.875%, 5/15/06                                 677,356
--------------------------------------------------------------------------------
       12,264,000  TR, 5.47%, 5/15/06                                11,791,480
--------------------------------------------------------------------------------
       22,100,000  STRIPS -- PRINCIPAL, 2.37%,
                   7/15/06                                           21,253,725
--------------------------------------------------------------------------------
       15,000,000  BECC, 2.63%, 11/15/06                             14,167,290
--------------------------------------------------------------------------------
        3,250,000  STRIPS -- COUPON, 2.70%,
                   11/15/06                                           3,093,578
--------------------------------------------------------------------------------
          382,500  TIGR, 3.00%, 11/15/06                                212,785
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Target 2005 - Schedule of Investments

MARCH 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,077,000  TR, 3.18%, 11/15/06                             $  1,019,854
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Corpus, 5.38%,
                   11/15/06                                              94,449
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $290,042,490)                                                 302,328,181
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 11.8%

           45,000  FICO STRIPS -- COUPON,
                   1.30%, 6/6/04                                         44,898
--------------------------------------------------------------------------------
           40,000  FICO STRIPS -- COUPON,
                   1.30%, 6/27/04                                        39,879
--------------------------------------------------------------------------------
          310,000  FHLMC STRIPS -- COUPON,
                   1.40%, 10/15/04                                      307,800
--------------------------------------------------------------------------------
          163,000  TVA STRIPS -- COUPON,
                   1.50%, 11/13/04                                      161,527
--------------------------------------------------------------------------------
          836,000  Government Trust Certificates,
                   2.19%, 11/15/04                                      828,109
--------------------------------------------------------------------------------
          122,000  Government Trust Certificates,
                   3.32%, 11/15/04                                      120,848
--------------------------------------------------------------------------------
           60,000  FHLMC STRIPS -- COUPON,
                   1.50%, 1/15/05                                        59,365
--------------------------------------------------------------------------------
           25,000  FHLMC STRIPS -- COUPON,
                   1.50%, 1/15/05                                        24,735
--------------------------------------------------------------------------------
          189,000  FHLMC STRIPS -- COUPON,
                   1.50%, 1/15/05                                       187,000
--------------------------------------------------------------------------------
       14,063,000  FHLMC STRIPS -- COUPON,
                   2.59%, 1/15/05                                    13,914,157
--------------------------------------------------------------------------------
          400,000  TVA STRIPS -- COUPON,
                   1.75%, 1/15/05                                       395,394
--------------------------------------------------------------------------------
           40,000  FICO STRIPS -- COUPON,
                   1.38%, 2/3/05                                         39,538
--------------------------------------------------------------------------------
          440,000  FICO STRIPS -- COUPON,
                   1.40%, 3/7/05                                        434,294
--------------------------------------------------------------------------------
           59,000  TVA STRIPS -- COUPON,
                   1.90%, 5/1/05                                         58,038
--------------------------------------------------------------------------------
          582,000  FICO STRIPS -- COUPON,
                   1.80%, 5/2/05                                        572,987
--------------------------------------------------------------------------------
          100,000  FICO STRIPS -- COUPON,
                   1.42%, 5/11/05                                        98,409
--------------------------------------------------------------------------------
          473,000  TVA STRIPS -- COUPON,
                   1.88%, 5/13/05                                       465,010
--------------------------------------------------------------------------------
          400,000  Government Trust Certificates,
                   2.05%, 5/15/05                                       392,998
--------------------------------------------------------------------------------
        1,400,000  Government Trust Certificates,
                   4.41%, 5/15/05                                     1,375,492
--------------------------------------------------------------------------------
       16,878,000  FHLMC STRIPS -- COUPON,
                   3.00%, 7/15/05                                    16,559,326
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   125,000  FNMA STRIPS -- COUPON,
                   2.35%, 8/12/05                                  $    121,976
--------------------------------------------------------------------------------
        2,088,000  FHLMC STRIPS -- COUPON,
                   2.04%, 10/15/05                                    2,036,314
--------------------------------------------------------------------------------
           10,000  FICO STRIPS -- COUPON,
                   2.96%, 11/2/05                                         9,733
--------------------------------------------------------------------------------
          161,000  FICO STRIPS -- COUPON,
                   1.75%, 11/11/05                                      156,596
--------------------------------------------------------------------------------
        1,738,000  Government Trust Certificates,
                   4.40%, 11/15/05                                    1,686,577
--------------------------------------------------------------------------------
           57,000  FICO STRIPS -- COUPON,
                   1.75%, 11/30/05                                       55,363
--------------------------------------------------------------------------------
          151,000  FICO STRIPS -- COUPON,
                   1.83%, 12/6/05                                       146,597
--------------------------------------------------------------------------------
          120,000  TVA STRIPS -- COUPON,
                   2.00%, 12/15/05                                      116,244
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $39,824,720)                                                   40,409,204
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $329,867,210)                                                $342,737,385
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

BECC = Book Entry Callable Corpus

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

Equivalent = Security whose principal payments are secured by U.S. Treasurys

ETR = Easy Growth Treasury Receipts

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

TVA = Tennessee Valley Authority

(1) The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Target 2010 - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            5.67%     8.72%       9.91%      13.51%       3/25/85
--------------------------------------------------------------------------------
11/15/10
STRIPS ISSUE              5.83%     9.36%      10.58%      14.73%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX        6.47%     8.55%       9.13%      11.04%(1)      --
--------------------------------------------------------------------------------
Advisor Class             5.42%     8.47%        --         6.83%      10/20/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1994

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Target 2010 - Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE OVERVIEW

Target 2010 returned 3.24%* during the six months ended March 31, 2004, outpacing the 3.12% return of its benchmark. (Please see the previous page.)
It's also worth remembering that unlike the return of its benchmark, Target
2010's return is reduced by expenses.

ECONOMIC BACKDROP

On the U.S. economic front, growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 8.2% during the third quarter of
2003, marking the fastest quarterly pace since the final quarter of 1983 and setting an upbeat tone as the six months began. Economic activity moderated thereafter, but remained in the neighborhood of 4%.

In spite of those favorable conditions, the labor market faced its share of challenges. On the one hand, weekly jobless claims trended lower. But on the other, as voiced by the Federal Reserve, job creation continued to lag.

With that backdrop in mind, the Fed left its benchmark short-term interest rate at a better than four-decade low of 1.0%, stating that increases in core consumer prices were muted. Yet not all inflationary pressures behaved accordingly: crude oil rose north of $35 a barrel while overall commodity prices surged.

On the international front, train bombings in Madrid, the assassination of the
Hamas spiritual leader Sheikh Ahmed Yassin, and further turmoil in Iraq drove up demand for perceived safe-haven investments such as U.S. Treasurys.

MARKET BACKDROP

High-credit-quality bonds experienced a tale of two markets. The final quarter of 2003 saw yields rise because of growing expectations for economic growth to take flight with inflation and interest rates going along for the ride.

But the story's plot hit some unexpected twists and turns during the first quarter of the New Year, including increased tensions abroad, sharply stepped-up interest for Treasurys by the Bank of Japan and other Asian economies, as well as renewed hedge fund buying.

As a result, Treasury STRIPS spent much of the final three months rallying;
yields on Treasury STRIPS maturing in 2010 dropped 52 basis points (0.52%)
during this year's first quarter, and finished 20 basis points lower overall for the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            2.93%                 3.15%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/13/10               10/7/10
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $105.49               $105.22
--------------------------------------------------------------------------------

(1) See graph on page 9.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2010 - Portfolio Commentary

PORTFOLIO STRATEGIES

Target 2010 seeks the highest return consistent with investment in U.S.
Treasurys, and management attempts to accomplish that objective by primarily buying zero-coupon U.S. Treasury securities and their equivalents.

To meet cash outflows, one of the more noticeable challenges during the six months, and during the final quarter of 2003 especially, management sold a fairly wide variety of zeros. The net effect of those liquidations on the portfolio's composition can be seen in the accompanying chart.

Target 2010's anticipated value at maturity increased from $105.22 to $105.49 as a result, while its weighted average maturity date extended from October 7 to
October 13, 2010.

Lastly, it's worth noting that although Target 2010 can offer a relatively predictable return if held to maturity, the fund may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to that point.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Treasury STRIPS                             47.2%                 52.1%
--------------------------------------------------------------------------------
REFCORP STRIPS                              25.7%                 25.6%
--------------------------------------------------------------------------------
CATS                                         9.0%                  7.8%
--------------------------------------------------------------------------------
Other Treasurys                              2.6%                  2.2%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               84.5%                 87.7%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         13.0%                 10.3%
--------------------------------------------------------------------------------
Other Govt. Agencys                          2.2%                  1.9%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         15.2%                 12.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.3%                  0.1%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2010 - Schedule of Investments

MARCH 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 84.5%

      $   314,000  CATS, 3.39%, 5/15/09                            $    267,144
--------------------------------------------------------------------------------
        7,404,000  CATS, 3.92%, 5/15/09                               6,299,153
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 3.44%,
                   5/15/09                                              859,404
--------------------------------------------------------------------------------
        5,106,000  TR, 3.93%, 5/15/09                                 4,344,067
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS -- COUPON,
                   5.40%, 7/15/09                                     1,695,624
--------------------------------------------------------------------------------
       16,367,000  CATS, 4.98%, 8/15/09                              13,793,353
--------------------------------------------------------------------------------
        1,400,000  Federal Judiciary, 3.47%,
                   8/15/09                                            1,169,304
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 3.47%,
                   8/15/09                                              850,818
--------------------------------------------------------------------------------
           13,000  TIGR, 2.95%, 8/15/09                                   6,717
--------------------------------------------------------------------------------
          149,500  TIGR, 2.95%, 8/15/09                                  77,247
--------------------------------------------------------------------------------
        1,237,000  CATS, 6.31%, 11/15/09                              1,033,077
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.34%,
                   11/15/09                                           1,688,890
--------------------------------------------------------------------------------
       27,800,000  STRIPS -- PRINCIPAL, 6.10%,
                   11/15/09                                          23,242,802
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 6.53%,
                   2/15/10                                            1,656,968
--------------------------------------------------------------------------------
        1,228,000  REFCORP STRIPS -- COUPON,
                   7.16%, 4/15/10                                     1,000,792
--------------------------------------------------------------------------------
          787,000  STRIPS -- COUPON, 7.99%,
                   5/15/10                                              644,093
--------------------------------------------------------------------------------
       12,577,000  STRIPS -- COUPON, 4.98%,
                   8/15/10                                           10,171,007
--------------------------------------------------------------------------------
        2,627,000  REFCORP STRIPS -- COUPON,
                   7.04%, 10/15/10                                    2,093,028
--------------------------------------------------------------------------------
       18,339,000  STRIPS -- COUPON, 5.42%,
                   11/15/10                                          14,707,713
--------------------------------------------------------------------------------
       19,361,000  REFCORP STRIPS -- COUPON,
                   6.28%, 1/15/11                                    15,181,812
--------------------------------------------------------------------------------
          507,000  Federal Judiciary, 4.38%,
                   2/15/11                                              389,590
--------------------------------------------------------------------------------
       32,010,000  STRIPS -- COUPON, 7.21%,
                   2/15/11                                           25,185,052
--------------------------------------------------------------------------------
        9,850,000  REFCORP STRIPS -- COUPON,
                   6.06%, 4/15/11                                     7,604,476
--------------------------------------------------------------------------------
       31,500,000  STRIPS -- COUPON, 5.51%,
                   5/15/11                                           24,465,578
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS -- COUPON,
                   4.98%, 7/15/11                                     5,329,289
--------------------------------------------------------------------------------
        9,715,000  STRIPS -- COUPON, 7.03%,
                   8/15/11                                            7,441,039
--------------------------------------------------------------------------------
       37,000,000  REFCORP STRIPS -- COUPON,
                   4.66%, 10/15/11                                   27,817,229
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 4.28%,
                   11/15/11                                             757,336
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $175,159,822)                                                 199,772,602
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 15.2%

      $ 3,555,000  FHLMC STRIPS -- COUPON,
                   4.44%, 1/15/10                                  $  2,914,282
--------------------------------------------------------------------------------
        3,244,000  FICO STRIPS -- COUPON,
                   4.27%, 4/6/10                                      2,617,009
--------------------------------------------------------------------------------
        9,460,000  FICO STRIPS -- COUPON,
                   6.02%, 5/11/10                                     7,592,417
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS -- COUPON,
                   6.09%, 5/30/10                                     2,245,181
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   4.95%, 7/15/10                                     2,988,919
--------------------------------------------------------------------------------
        1,231,000  FHLMC STRIPS -- COUPON,
                   4.16%, 9/15/10                                       974,094
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS -- COUPON,
                   4.42%, 10/6/10                                     2,205,731
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS -- COUPON,
                   6.11%, 11/11/10                                    5,494,587
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,854,449
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,429,290
--------------------------------------------------------------------------------
        2,973,000  FICO STRIPS -- COUPON,
                   4.77%, 12/6/10                                     2,322,091
--------------------------------------------------------------------------------
        1,845,000  FHLMC STRIPS -- COUPON,
                   4.71%, 1/15/11                                     1,432,157
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $32,621,813)                                                   36,070,207
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

          800,000  FNMA Discount Notes, 0.98%,
                   4/1/04(2)
(Cost $800,000)                                                         800,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $208,581,635)                                                $236,642,809
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2015 - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                        1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           8.34%     9.44%      10.93%      10.38%        9/1/86
--------------------------------------------------------------------------------
11/15/15
STRIPS ISSUE             7.95%    10.13%      11.55%       9.97%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX       6.47%     8.55%       9.13%       8.97%(1)       --
--------------------------------------------------------------------------------
Advisor Class            8.08%      --          --        10.81%        7/23/99
--------------------------------------------------------------------------------

(1) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1994

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Target 2015 - Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE OVERVIEW

Target 2015 returned 5.70%* for the six months ended March 31, 2004, benefiting from a surge of interest in U.S. Treasurys. That return handily outpaced the
5.20% gain of its benchmark, a coupon-based Treasury STRIPS issue maturing
November 15, 2015. (Please see the previous page.) The fund's one-year return also beat that of its benchmark.

ECONOMIC BACKDROP
On the U.S. economic front, growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 8.2% during the third quarter of
2003, marking the fastest quarterly pace since the final quarter of 1983 and setting an upbeat tone as the six months began. Economic activity moderated thereafter, but remained in the neighborhood of 4%.

In spite of those favorable conditions, the labor market faced its share of challenges. On the one hand, weekly jobless claims trended lower. But on the other, as voiced by the Federal Reserve, job creation continued to lag.

With that backdrop in mind, the Fed left its benchmark short-term interest rate at a better than four-decade low of 1.0%, stating that increases in core consumer prices were muted. Yet not all inflationary pressures behaved accordingly: crude oil rose north of $35 a barrel while overall commodity prices surged.

On the international front, train bombings in Madrid, the assassination of the
Hamas spiritual leader Sheikh Ahmed Yassin, and further turmoil in Iraq drove up demand for perceived safe-haven investments such as U.S. Treasurys.

MARKET BACKDROP

High-credit-quality bonds experienced a tale of two markets. The final quarter of 2003 saw yields rise because of growing expectations for economic growth to take flight with inflation and interest rates going along for the ride.

But the story's plot hit some unexpected twists and turns during the first quarter of the New Year, including increased tensions abroad, sharply stepped-up interest for Treasurys by the Bank of Japan and other Asian economies, as well as renewed hedge fund buying.

As a result, Treasury STRIPS spent much of the final three months rallying;
yields on Treasury STRIPS maturing in 2015 dropped 46 basis points (0.46%)
during this year's first quarter, and finished 24 basis points lower overall for the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.01%                 4.30%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/29/15              10/25/15
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $113.12               $112.88
--------------------------------------------------------------------------------

(1) See graph on page 13.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2015 - Portfolio Commentary

PORTFOLIO STRATEGIES

Target 2015 seeks the highest return consistent with investment in U.S.
Treasurys, and management attempts to accomplish that objective by primarily buying zero-coupon U.S. Treasury securities and their equivalents.

Assets fluctuated some during the six months, but changed little overall. As a result, the portfolio's composition, which is detailed in the accompanying chart, didn't change much.

Target 2015's anticipated value at maturity increased from $112.88 to $113.12, while its weighted average maturity date extended from October 25 to October 29,
2015.

Lastly, it's worth noting that although Target 2015 can offer a relatively predictable return if held to maturity, the fund may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to that point.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              63.2%                 65.4%
--------------------------------------------------------------------------------
Treasury STRIPS                             27.4%                 26.6%
--------------------------------------------------------------------------------
Other Treasurys                              1.4%                  1.3%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               92.0%                 93.3%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          7.3%                  6.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.7%                  0.1%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2015 - Schedule of Investments

MARCH 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 92.0%

      $ 1,684,000  REFCORP STRIPS -- COUPON,
                   4.82%, 10/15/14                                 $  1,054,805
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 4.89%,
                   11/15/14                                             635,086
--------------------------------------------------------------------------------
       18,310,000  REFCORP STRIPS -- COUPON,
                   7.13%, 1/15/15                                    11,295,347
--------------------------------------------------------------------------------
        3,485,000  Federal Judiciary, 4.69%,
                   2/15/15                                            2,103,044
--------------------------------------------------------------------------------
        7,350,000  STRIPS -- COUPON, 7.56%,
                   2/15/15                                            4,603,555
--------------------------------------------------------------------------------
       25,060,000  REFCORP STRIPS -- COUPON,
                   8.46%, 4/15/15                                    15,235,202
--------------------------------------------------------------------------------
        3,908,000  STRIPS -- COUPON, 7.14%,
                   5/15/15                                            2,413,628
--------------------------------------------------------------------------------
       27,469,000  REFCORP STRIPS -- COUPON,
                   8.30%, 7/15/15                                    16,426,436
--------------------------------------------------------------------------------
        7,703,000  STRIPS -- COUPON, 9.56%,
                   8/15/15                                            4,674,897
--------------------------------------------------------------------------------
       27,598,000  REFCORP STRIPS -- COUPON,
                   8.46%, 10/15/15                                   16,235,517
--------------------------------------------------------------------------------
       23,981,000  STRIPS -- COUPON, 7.17%,
                   11/15/15                                          14,329,651
--------------------------------------------------------------------------------
        5,500,000  STRIPS -- PRINCIPAL, 5.04%,
                   11/15/15                                           3,305,220
--------------------------------------------------------------------------------
        4,159,000  REFCORP STRIPS -- COUPON,
                   5.15%, 1/15/16                                     2,408,298
--------------------------------------------------------------------------------
        8,800,000  STRIPS -- COUPON, 8.60%,
                   2/15/16                                            5,176,353
--------------------------------------------------------------------------------
        7,700,000  STRIPS -- COUPON, 8.53%,
                   5/15/16                                            4,452,517
--------------------------------------------------------------------------------
       28,091,000  REFCORP STRIPS -- COUPON,
                   8.23%, 7/15/16                                    15,739,331
--------------------------------------------------------------------------------
       28,742,000  REFCORP STRIPS -- COUPON,
                   7.63%, 10/15/16                                   15,844,200
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.40%,
                   11/15/16                                           1,120,938
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $96,814,579)                                                  137,054,025
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 7.3%

      $   180,000  FICO STRIPS -- COUPON,
                   5.00%, 11/30/14                                 $    109,966
--------------------------------------------------------------------------------
        7,681,000  FICO STRIPS -- COUPON,
                   6.78%, 2/8/15                                      4,640,453
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   5.88%, 7/15/15                                     2,213,325
--------------------------------------------------------------------------------
           52,000  FICO STRIPS -- COUPON,
                   5.47%, 11/2/15                                        29,932
--------------------------------------------------------------------------------
          190,000  FICO STRIPS -- COUPON,
                   5.16%, 12/6/15                                       108,692
--------------------------------------------------------------------------------
          125,000  FICO STRIPS -- COUPON,
                   4.44%, 12/27/15                                       71,234
--------------------------------------------------------------------------------
        1,500,000  FHLMC STRIPS -- COUPON,
                   5.45%, 1/15/16                                       855,309
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS -- COUPON,
                   6.42%, 6/6/16                                      2,763,655
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $9,099,558)                                                    10,792,566
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.7%

          972,000  FNMA Discount Notes, 0.98%,
                   4/1/04(2)
(Cost $972,000)                                                         972,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $106,886,137)                                                $148,818,591
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2020 - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            9.96%     9.33%      11.47%      10.77%      12/29/89
--------------------------------------------------------------------------------
11/15/20
STRIPS ISSUE              9.55%     9.93%      12.06%      10.73%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX        6.47%     8.55%       9.13%       9.40%(1)      --
--------------------------------------------------------------------------------
Advisor Class             9.70%     9.07%        --         6.84%      10/19/98
--------------------------------------------------------------------------------

(1) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1994

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Target 2020 - Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE OVERVIEW

Target 2020 returned a solid 6.97%* for the six months ended March 31, 2004, benefiting from a surge of interest in U.S. Treasurys. By comparison, the fund's benchmark returned 6.37%. (Please see the previous page.) It's also worth remembering that unlike the benchmark, Target 2020's return is reduced by expenses.

ECONOMIC BACKDROP

On the U.S. economic front, growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 8.2% during the third quarter of
2003, marking the fastest quarterly pace since the final quarter of 1983 and setting an upbeat tone as the six months began. Economic activity moderated thereafter, but remained in the neighborhood of 4%.

In spite of those favorable conditions, the labor market faced its share of challenges. On the one hand, weekly jobless claims trended lower. But on the other, as voiced by the Federal Reserve, job creation continued to lag.

With that backdrop in mind, the Fed left its benchmark short-term interest rate at a better than four-decade low of 1.0%, stating that increases in core consumer prices were muted. Yet not all inflationary pressures behaved accordingly: crude oil rose north of $35 a barrel while overall commodity prices surged.

On the international front, train bombings in Madrid, the assassination of the
Hamas spiritual leader Sheikh Ahmed Yassin, and further turmoil in Iraq drove up demand for perceived safe-haven investments such as U.S. Treasurys.

MARKET BACKDROP

High-credit-quality bonds experienced a tale of two markets. The final quarter of 2003 saw yields rise because of growing expectations for economic growth to take flight with inflation and interest rates going along for the ride.

But the story's plot hit some unexpected twists and turns during the first quarter of the New Year, including increased tensions abroad, sharply stepped-up interest for Treasurys by the Bank of Japan and other Asian economies, as well as renewed hedge fund buying.

As a result, Treasury STRIPS spent much of the final three months rallying;
yields on Treasury STRIPS maturing in 2020 dropped 40 basis points (0.40%)
during this year's first quarter, and finished 22 basis points lower overall for the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.56%                 4.82%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/25/20               8/5/20
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $108.00               $107.48
--------------------------------------------------------------------------------

(1) See graph on page 17.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2020 - Portfolio Commentary

PORTFOLIO STRATEGIES

Target 2020 seeks the highest return consistent with investment in U.S.
Treasurys, and management attempts to accomplish that objective by primarily buying zero-coupon U.S. Treasury securities and their equivalents.

Assets decreased during the first half of the period, but didn't change much overall for the six months. However, the trades we made to accommodate those developments resulted in a slight change to the portfolio's composition, which is detailed in the accompanying chart.

Target 2020's anticipated value at maturity increased from $107.48 to $108.00 as a result, while its weighted average maturity date extended from August 5 to
August 25, 2020.

Lastly, it's worth noting that although Target 2020 can offer a relatively predictable return if held to maturity, the fund may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to that point.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              63.2%                 66.9%
--------------------------------------------------------------------------------
Treasury STRIPS                             32.8%                 29.8%
--------------------------------------------------------------------------------
Other Treasurys                              0.2%                  0.1%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               96.2%                 96.8%
--------------------------------------------------------------------------------
Govt. Agency Zeros                           1.6%                  1.6%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.6%                  1.4%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                          3.2%                  3.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.6%                  0.2%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2020 - Schedule of Investments

MARCH 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.2%

      $21,000,000  REFCORP STRIPS -- COUPON,
                   6.36%, 1/15/19                                  $ 10,000,599
--------------------------------------------------------------------------------
          135,000  Federal Judiciary, 5.69%,
                   2/15/19                                               62,371
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.24%,
                   2/15/19                                              486,068
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS -- COUPON,
                   6.21%, 4/15/19                                       120,801
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.26%,
                   5/15/19                                              478,088
--------------------------------------------------------------------------------
          289,000  Federal Judiciary, 5.73%,
                   8/15/19                                              128,767
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.26%,
                   8/15/19                                              470,876
--------------------------------------------------------------------------------
        4,000,000  STRIPS -- COUPON, 5.83%,
                   11/15/19                                           1,854,908
--------------------------------------------------------------------------------
       23,674,000  REFCORP STRIPS -- COUPON,
                   8.52%, 1/15/20                                    10,558,604
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- COUPON, 8.41%,
                   2/15/20                                            1,367,808
--------------------------------------------------------------------------------
       25,365,000  REFCORP STRIPS -- COUPON,
                   6.17%, 4/15/20                                    11,128,234
--------------------------------------------------------------------------------
        9,688,000  STRIPS -- COUPON, 7.52%,
                   5/15/20                                            4,349,108
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 6.14%,
                   5/15/20                                              902,080
--------------------------------------------------------------------------------
       62,418,000  REFCORP STRIPS -- COUPON,
                   7.52%, 7/15/20                                    26,949,471
--------------------------------------------------------------------------------
       41,644,000  REFCORP STRIPS -- PRINCIPAL,
                   6.43%, 7/15/20                                    18,084,990
--------------------------------------------------------------------------------
          115,000  Federal Judiciary, 6.19%,
                   8/15/20                                               47,684
--------------------------------------------------------------------------------
       10,135,000  STRIPS -- COUPON, 6.74%,
                   8/15/20                                            4,479,285
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 6.21%,
                   8/15/20                                            2,223,970
--------------------------------------------------------------------------------
       33,406,000  REFCORP STRIPS -- COUPON,
                   6.48%, 10/15/20                                   14,207,906
--------------------------------------------------------------------------------
        6,000,000  REFCORP STRIPS -- PRINCIPAL,
                   6.64%, 10/15/20                                    2,564,256
--------------------------------------------------------------------------------
       40,407,000  STRIPS -- COUPON, 7.49%,
                   11/15/20                                          17,608,535
--------------------------------------------------------------------------------
       38,482,000  REFCORP STRIPS -- COUPON,
                   7.13%, 1/15/21                                    16,095,289
--------------------------------------------------------------------------------
       23,535,000  REFCORP STRIPS -- PRINCIPAL,
                   5.82%, 1/15/21                                     9,889,336
--------------------------------------------------------------------------------
          100,000  Federal Judiciary, 5.83%,
                   2/15/21                                               40,100
--------------------------------------------------------------------------------
       22,750,000  STRIPS -- COUPON, 5.40%,
                   2/15/21                                            9,742,665
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $15,500,000  STRIPS -- COUPON, 5.73%,
                   5/15/21                                         $  6,522,230
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 5.85%,
                   5/15/21                                            2,121,580
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- PRINCIPAL, 5.81%,
                   8/15/21                                            4,176,210
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.30%,
                   11/15/21                                             816,352
--------------------------------------------------------------------------------
       11,000,000  STRIPS -- PRINCIPAL, 5.42%,
                   11/15/21                                           4,520,901
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $144,601,894)                                                 181,999,072
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.2%

          535,000  FICO STRIPS -- COUPON,
                   5.81%, 4/5/19                                        246,351
--------------------------------------------------------------------------------
        6,250,000  FHLMC STRIPS -- COUPON,
                   6.30%, 1/15/20                                     2,699,750
--------------------------------------------------------------------------------
        7,683,000  Government Trust Certificates,
                   5.76%, 4/1/21                                      3,026,810
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,500,043)                                                     5,972,911
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

        1,226,000  FNMA Discount Notes, 0.98%,
                   4/1/04(2)
(Cost $1,226,000)                                                     1,226,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $151,327,937)                                                $189,197,983
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2025 - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                   10.46%       8.72%        9.89%        2/15/96
--------------------------------------------------------------------------------
FUND BENCHMARK(1)                 9.36%       9.05%       10.47%(2)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX                6.47%       8.55%        8.69%(2)       --
--------------------------------------------------------------------------------
Advisor Class                    10.21%       8.47%        7.73%        6/1/98
--------------------------------------------------------------------------------

(1) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
    Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

*Fund data from 2/15/96, the class's inception date. Benchmark and index data from 2/29/96, the dates nearest the class's inception for which data are available.

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Target 2025 - Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE OVERVIEW

Target 2025 returned an impressive 7.59%* for the six months ended March 31,
2004, benefiting from a surge of interest in U.S. Treasurys. To put that sizable return into proper perspective, Target 2025's average ANNUAL return since inception was 9.89%. By comparison, the fund's benchmark returned 6.70% for the six months. (Please see the previous page.) It's also worth remembering that unlike the benchmark, Target 2025's return is reduced by expenses.

ECONOMIC BACKDROP

On the U.S. economic front, growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 8.2% during the third quarter of
2003, setting an upbeat tone as the six months began, although moderating thereafter.

In spite of those favorable conditions, the labor market faced its share of challenges. On the one hand, weekly jobless claims trended lower. But on the other, as voiced by the Federal Reserve, job creation continued to lag.

With that backdrop in mind, the Fed left its benchmark short-term interest rate at a better than four-decade low of 1.0%, stating that increases in core consumer prices were muted. Yet not all inflationary pressures behaved accordingly: crude oil rose north of $35 a barrel while overall commodity prices surged.

On the international front, train bombings in Madrid, the assassination of the
Hamas spiritual leader Sheikh Ahmed Yassin, and further turmoil in Iraq drove up demand for perceived safe-haven investments such as U.S. Treasurys.

MARKET BACKDROP

High-credit-quality bonds experienced a tale of two markets. The final quarter of 2003 saw yields rise because of growing expectations for economic growth to take flight with inflation and interest rates going along for the ride.

But the story's plot hit some unexpected twists and turns during the first quarter of the New Year, including increased tensions abroad, sharply stepped-up interest for Treasurys by the Bank of Japan and other Asian economies, as well as renewed hedge fund buying.

As a result, Treasury STRIPS spent much of the final three months rallying;
yields on Treasury STRIPS maturing in 2025 dropped 36 basis points (0.36%)
during this year's first quarter, and finished 18 basis points lower overall for the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.79%                 5.01%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/16/25               9/2/25
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $117.91               $117.43
--------------------------------------------------------------------------------

(1) See graph on page 21.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2025 - Portfolio Commentary

PORTFOLIO STRATEGIES

Target 2025 seeks the highest return consistent with investment in U.S.
Treasurys, and management attempts to accomplish that objective by primarily buying zero-coupon U.S. Treasury securities and their equivalents.

To meet cash outflows, one of the more noticeable challenges during the six months, management sold a fairly wide variety of zeros. The net effect of those liquidations on the portfolio's composition can be seen in the accompanying chart.

Target 2025's anticipated value at maturity increased from $117.43 to $117.91 as a result, while its weighted average maturity date extended from September 2 to
September 16, 2025.

Lastly, it's worth noting that although Target 2025 can offer a relatively predictable return if held to maturity, the fund may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to that point.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              69.9%                 69.8%
--------------------------------------------------------------------------------
Treasury STRIPS                             27.7%                 28.6%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               97.6%                 98.4%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          2.2%                  1.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.2%                   --
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2025 - Schedule of Investments

MARCH 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 97.6%

      $ 9,650,000  REFCORP STRIPS -- COUPON,
                   6.56%, 1/15/24                                  $  3,357,689
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.71%,
                   2/15/24                                              358,452
--------------------------------------------------------------------------------
        1,560,000  REFCORP STRIPS -- COUPON,
                   6.66%, 4/15/24                                       534,557
--------------------------------------------------------------------------------
        6,000,000  STRIPS -- COUPON, 5.45%,
                   5/15/24                                            2,118,972
--------------------------------------------------------------------------------
          926,000  REFCORP STRIPS -- COUPON,
                   7.10%, 7/15/24                                       312,481
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- COUPON, 5.97%,
                   8/15/24                                            3,479,330
--------------------------------------------------------------------------------
       25,732,000  REFCORP STRIPS -- COUPON,
                   7.21%, 10/15/24                                    8,562,091
--------------------------------------------------------------------------------
        9,000,000  STRIPS -- COUPON, 5.53%,
                   11/15/24                                           3,091,095
--------------------------------------------------------------------------------
        2,600,000  STRIPS -- PRINCIPAL, 7.26%,
                   11/15/24                                             898,381
--------------------------------------------------------------------------------
       26,050,000  REFCORP STRIPS -- COUPON,
                   7.16%, 1/15/25                                     8,541,118
--------------------------------------------------------------------------------
          900,000  STRIPS -- COUPON, 7.27%,
                   2/15/25                                              304,511
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- PRINCIPAL, 7.28%,
                   2/15/25                                            1,021,245
--------------------------------------------------------------------------------
       20,688,000  REFCORP STRIPS -- COUPON,
                   7.06%, 4/15/25                                     6,688,079
--------------------------------------------------------------------------------
        7,500,000  STRIPS -- COUPON, 6.04%,
                   5/15/25                                            2,504,858
--------------------------------------------------------------------------------
       15,349,000  REFCORP STRIPS -- COUPON,
                   6.76%, 7/15/25                                     4,895,932
--------------------------------------------------------------------------------
       13,500,000  STRIPS -- COUPON, 5.93%,
                   8/15/25                                            4,450,599
--------------------------------------------------------------------------------
        4,850,000  STRIPS -- PRINCIPAL, 6.54%,
                   8/15/25                                            1,608,939
--------------------------------------------------------------------------------
       48,097,000  REFCORP STRIPS -- COUPON,
                   7.08%, 10/15/25                                   15,137,224
--------------------------------------------------------------------------------
       21,070,000  STRIPS -- COUPON, 6.12%,
                   11/15/25                                           6,856,662
--------------------------------------------------------------------------------
       35,035,000  REFCORP STRIPS -- COUPON,
                   6.93%, 1/15/26                                    10,864,038
--------------------------------------------------------------------------------
       10,299,000  STRIPS -- COUPON, 6.10%,
                   2/15/26                                            3,301,262
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 5.69%,
                   2/15/26                                              647,952
--------------------------------------------------------------------------------
       30,774,000  REFCORP STRIPS -- COUPON,
                   6.82%, 4/15/26                                     9,409,027
--------------------------------------------------------------------------------
        4,991,000  STRIPS -- COUPON, 6.12%,
                   5/15/26                                            1,579,157
--------------------------------------------------------------------------------
       38,879,000  REFCORP STRIPS -- COUPON,
                   7.23%, 7/15/26                                    11,714,670
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 8,000,000  STRIPS -- COUPON, 6.09%,
                   8/15/26                                         $  2,493,064
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 6.44%,
                   8/15/26                                              621,908
--------------------------------------------------------------------------------
       33,139,000  REFCORP STRIPS -- COUPON,
                   7.30%, 10/15/26                                    9,847,121
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 6.07%,
                   11/15/26                                             307,599
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $94,690,847)                                                  125,508,013
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 2.2%

           10,000  FNMA STRIPS -- COUPON,
                   6.14%, 4/8/24                                          3,161
--------------------------------------------------------------------------------
        1,000,000  TVA STRIPS -- COUPON,
                   6.58%, 5/1/24                                        314,816
--------------------------------------------------------------------------------
        5,099,000  FNMA STRIPS -- COUPON,
                   5.98%, 3/23/25                                     1,518,028
--------------------------------------------------------------------------------
        1,092,000  TVA STRIPS -- COUPON,
                   6.12%, 11/1/25                                       313,926
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS -- PRINCIPAL,
                   6.50%, 11/1/25                                       687,358
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $2,653,245)                                                     2,837,289
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          278,000  FNMA Discount Notes, 0.98%,
                   4/1/04(2)
(Cost $278,000)                                                         278,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $97,622,092)                                                 $128,623,302
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2030 - Performance

TOTAL RETURNS AS OF MARCH 31, 2004
                                                  --------------
                                                  AVERAGE ANNUAL
                                                      RETURNS
--------------------------------------------------------------------------------
                                                      SINCE            INCEPTION
                                    1 YEAR          INCEPTION             DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                      11.41%           11.31%              6/1/01
--------------------------------------------------------------------------------
5/15/30 STRIPS ISSUE                10.15%           11.82%(1)             --
--------------------------------------------------------------------------------
MERRILL LYNCH 10+ YEAR
TREASURY TOTAL RETURN INDEX          6.47%           10.56%(1)             --
--------------------------------------------------------------------------------
C Class                             10.49%            9.15%              10/8/01
--------------------------------------------------------------------------------

(1) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001*

*Fund data from 6/1/01, the class's inception date. Benchmark and index data from 5/31/01, the date nearest the class's inception for which data are available.

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Target 2030 - Portfolio Commentary

BY JEREMY FLETCHER, PORTFOLIO MANAGER

PERFORMANCE OVERVIEW

Target 2030 returned an impressive 7.30%* for the six months ended March 31,
2004, benefiting from a surge of interest in U.S. Treasurys. To put that solid return into proper perspective, Target 2030's average ANNUAL return since inception was 11.31%. By comparison, the fund's benchmark returned 6.14% for the six months. (Please see the previous page.) It's also worth remembering that unlike the benchmark, Target 2030's return is reduced by expenses.

ECONOMIC BACKDROP

On the U.S. economic front, growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 8.2% during the third quarter of
2003, setting an upbeat tone as the six months began, although moderating thereafter.

In spite of those favorable conditions, the labor market faced its share of challenges. On the one hand, weekly jobless claims trended lower. But on the other, as voiced by the Federal Reserve, job creation continued to lag.

With that backdrop in mind, the Fed left its benchmark short-term interest rate at a better than four-decade low of 1.0%, stating that increases in core consumer prices were muted. Yet not all inflationary pressures behaved accordingly: crude oil rose north of $35 a barrel while overall commodity prices surged.

On the international front, train bombings in Madrid, the assassination of the
Hamas spiritual leader Sheikh Ahmed Yassin, and further turmoil in Iraq drove up demand for perceived safe-haven investments such as U.S. Treasurys.

MARKET BACKDROP

High-credit-quality bonds experienced a tale of two markets. The final quarter of 2003 saw yields rise because of growing expectations for economic growth to take flight with inflation and interest rates going along for the ride.

But the story's plot hit some unexpected twists and turns during the first quarter of the New Year, including increased tensions abroad, sharply stepped-up interest for Treasurys by the Bank of Japan and other Asian economies, as well as renewed hedge fund buying.

As a result, Treasury STRIPS spent much of the final three months rallying;
yields on Treasury STRIPS maturing in 2030 dropped 29 basis points (0.29%)
during this year's first quarter, and finished 13 basis points lower overall for the six months.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.76%                 4.90%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              2/2/30                2/11/30
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $105.03               $105.70
--------------------------------------------------------------------------------

(1) See graph on page 25.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2030 - Portfolio Commentary

PORTFOLIO STRATEGIES

Target 2030 seeks the highest return consistent with investment in U.S.
Treasurys, and management attempts to accomplish that objective by primarily buying zero-coupon U.S. Treasury securities and their equivalents.

To meet cash outflows, one of the more noticeable challenges during the six months, management sold a fairly wide variety of zeros. The net effect of those liquidations on the portfolio's composition can be seen in the accompanying chart.

Target 2030's anticipated value at maturity decreased from $105.70 to $105.03 as a result, while its weighted average maturity date shortened from February 11 to
February 2, 2030.

Lastly, it's worth noting that although Target 2030 can offer a relatively predictable return if held to maturity, the fund may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to that point.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/04               9/30/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              54.1%                 51.9%
--------------------------------------------------------------------------------
Treasury STRIPS                             35.0%                 40.6%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               89.1%                 92.5%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         10.9%                  7.5%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2030

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2030 - Schedule of Investments

MARCH 31, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 89.1%

       $2,500,000  REFCORP STRIPS -- COUPON,
                   5.64%, 1/15/29                                   $   662,980
--------------------------------------------------------------------------------
          478,000  STRIPS -- COUPON, 5.80%,
                   2/15/29                                              131,718
--------------------------------------------------------------------------------
        1,200,000  STRIPS -- COUPON, 5.88%,
                   5/15/29                                              325,619
--------------------------------------------------------------------------------
        4,000,000  REFCORP STRIPS -- COUPON,
                   6.27%, 7/15/29                                     1,033,604
--------------------------------------------------------------------------------
          370,000  STRIPS -- COUPON, 5.55%,
                   8/15/29                                               99,349
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- PRINCIPAL, 5.35%,
                   8/15/29                                              269,843
--------------------------------------------------------------------------------
        3,132,000  STRIPS -- COUPON, 5.78%,
                   11/15/29                                             831,552
--------------------------------------------------------------------------------
        3,500,000  REFCORP STRIPS -- COUPON,
                   6.30%, 1/15/30                                       883,754
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS -- PRINCIPAL,
                   5.83%, 1/15/30                                       508,988
--------------------------------------------------------------------------------
          430,000  STRIPS -- COUPON, 5.80%,
                   2/15/30                                              112,890
--------------------------------------------------------------------------------
        6,166,000  REFCORP STRIPS -- COUPON,
                   6.24%, 4/15/30                                     1,538,861
--------------------------------------------------------------------------------
        8,000,000  REFCORP STRIPS -- PRINCIPAL,
                   5.65%, 4/15/30                                     2,015,798
--------------------------------------------------------------------------------
        4,747,000  STRIPS -- COUPON, 5.75%,
                   5/15/30                                            1,232,290
--------------------------------------------------------------------------------
        2,500,000  STRIPS -- PRINCIPAL, 5.70%,
                   5/15/30                                              655,630
--------------------------------------------------------------------------------
        2,167,000  STRIPS -- COUPON, 5.41%,
                   8/15/30                                              555,326
--------------------------------------------------------------------------------
          340,000  STRIPS -- COUPON, 5.80%,
                   2/15/31                                               84,910
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $9,616,297)                                                    10,943,112
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 10.9%

       $1,000,000  FHLMC STRIPS -- COUPON,
                   5.80%, 1/15/30                                   $   235,437
--------------------------------------------------------------------------------
        3,051,000  FHLMC STRIPS -- COUPON,
                   5.68%, 3/15/30                                       712,250
--------------------------------------------------------------------------------
        1,000,000  FHLMC STRIPS -- COUPON,
                   6.31%, 9/15/30                                       227,244
--------------------------------------------------------------------------------
          750,000  FHLMC STRIPS -- COUPON,
                   5.77%, 7/15/31                                       162,661
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $1,293,294)                                                     1,337,592
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%
(Cost $10,909,591)                                                  $12,280,704
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                       TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $329,867,210,
$208,581,635, and $106,886,137,
respectively)                         $342,737,385   $236,642,809   $148,818,591
----------------------------------
Cash                                         --            70,641        350,918
----------------------------------
Receivable for investments sold            977,540          --             --
----------------------------------
Receivable for capital shares sold         550,786         28,260        106,860
--------------------------------------------------------------------------------
                                       344,265,711    236,741,710    149,276,369
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                      65,148           --             --
----------------------------------
Accrued management fees                    166,891        115,358         72,669
----------------------------------
Distribution fees payable                    2,894            940            121
----------------------------------
Service fees payable                         2,894            940            121
--------------------------------------------------------------------------------
                                           237,827        117,238         72,911
--------------------------------------------------------------------------------
NET ASSETS                            $344,027,884   $236,624,472   $149,203,458
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                       $326,303,573   $202,679,968   $102,915,226
----------------------------------
Undistributed net
investment income                        3,074,716      2,342,953      1,631,399
----------------------------------
Undistributed net realized gain
on investment transactions               1,779,420      3,540,377      2,724,379
----------------------------------
Net unrealized appreciation
on investments                          12,870,175     28,061,174     41,932,454
--------------------------------------------------------------------------------
                                      $344,027,884   $236,624,472   $149,203,458
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                            $329,990,351   $232,000,217   $148,598,360
----------------------------------
Shares outstanding                       3,306,640      2,659,583      2,080,251
----------------------------------
Net asset value per share                   $99.80         $87.23         $71.43
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                             $14,037,533     $4,624,255       $605,098
----------------------------------
Shares outstanding                         142,590         53,684          8,568
----------------------------------
Net asset value per share                   $98.45         $86.14         $70.62
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                       TARGET 2020    TARGET 2025    TARGET 2030
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $151,327,937,
$97,622,092, and $10,909,591,
respectively)                         $189,197,983   $128,623,302    $12,280,704
----------------------------------
Cash                                       347,045           --           57,000
----------------------------------
Receivable for capital shares sold         242,572         41,587         35,000
--------------------------------------------------------------------------------
                                       189,787,600    128,664,889     12,372,704
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                        --          368,536          --
----------------------------------
Accrued management fees                     88,363         63,454          6,200
----------------------------------
Distribution fees payable                    2,018            252            998
----------------------------------
Service fees payable                         2,018            252            333
--------------------------------------------------------------------------------
                                            92,399        432,494          7,531
--------------------------------------------------------------------------------
NET ASSETS                            $189,695,201   $128,232,395    $12,365,173
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                       $147,763,119    $93,119,356    $11,044,578
----------------------------------
Undistributed net
investment income                        1,908,217      1,295,508         89,314
----------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions               2,153,819      2,816,321       (139,832)
----------------------------------
Net unrealized appreciation
on investments                          37,870,046     31,001,210      1,371,113
--------------------------------------------------------------------------------
                                      $189,695,201   $128,232,395    $12,365,173
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                            $175,248,677   $126,682,548    $10,898,473
----------------------------------
Shares outstanding                       3,399,714      2,968,109        349,867
----------------------------------
Net asset value per share                   $51.55         $42.68         $31.15
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                             $14,446,524     $1,549,847           --
----------------------------------
Shares outstanding                         283,789         36,817           --
----------------------------------
Net asset value per share                   $50.91         $42.10           --
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                 N/A            N/A         $1,466,700
----------------------------------
Shares outstanding                         N/A            N/A             41,431
----------------------------------
Net asset value per share                  N/A            N/A             $35.40
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                       TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                               $7,820,212     $5,855,269     $3,909,228
----------------------------------
Securities lending                         25,113         18,878          5,254
--------------------------------------------------------------------------------
                                        7,845,325      5,874,147      3,914,482
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                         1,053,203        697,410        417,459
----------------------------------
Distribution fees -- Advisor Class         14,483          4,973            624
----------------------------------
Service fees -- Advisor Class              14,483          4,973            624
----------------------------------
Trustees' fees and expenses                 9,745          6,386          3,724
----------------------------------
Other expenses                                444            292            235
--------------------------------------------------------------------------------
                                        1,092,358        714,034        422,666
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                   6,752,967      5,160,113      3,491,816
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investment transactions                 1,923,058      3,795,909      3,541,577
----------------------------------
Change in net unrealized
appreciation on investments            (6,200,952)    (1,903,977)       719,512
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                 (4,277,894)     1,891,932      4,261,089
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $2,475,073     $7,052,045     $7,752,905
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                       TARGET 2020    TARGET 2025    TARGET 2030
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                               $4,645,918     $3,513,080      $371,666
----------------------------------
Securities lending                          8,970          4,757           443
--------------------------------------------------------------------------------
                                        4,654,888      3,517,837       372,109
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                           501,960        386,925        40,029
----------------------------------
Distribution fees:
----------------------------------
  Advisor Class                             4,987            801           --
----------------------------------
  C Class                                    --             --           5,181
----------------------------------
Service fees:
----------------------------------
  Advisor Class                             4,987            801           --
----------------------------------
  C Class                                    --             --           2,127
----------------------------------
Trustees' fees and expenses                 4,496          3,542           371
----------------------------------
Other expenses                                203            183            17
--------------------------------------------------------------------------------
                                          516,633        392,252        47,725
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                   4,138,255      3,125,585       324,384
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on
investment transactions                 3,989,029      3,668,899       209,094
----------------------------------
Change in net unrealized
appreciation on investments             2,817,430      1,744,932       216,580
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN                         6,806,459      5,413,831       425,674
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $10,944,714    $8,539,416       $750,058
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------
                                          TARGET 2005                     TARGET 2010
---------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS               2004            2003            2004            2003
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income             $6,752,967     $16,074,740     $5,160,113     $12,466,132
-----------------------------
Net realized gain                  1,923,058      13,388,467      3,795,909      15,708,671
-----------------------------
Change in net
unrealized appreciation           (6,200,952)    (17,689,045)    (1,903,977)    (16,985,077)
---------------------------------------------------------------------------------------------
Net increase in
net assets resulting
from operations                    2,475,073      11,774,162      7,052,045      11,189,726
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net  investment income:
-----------------------------
  Investor Class                 (14,721,752)    (17,198,591)   (11,620,919)    (12,962,840)
-----------------------------
  Advisor Class                     (429,446)       (211,715)      (177,188)        (84,351)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                  (7,187,142)          --       (13,334,438)     (8,216,695)
-----------------------------
  Advisor Class                     (222,502)          --          (215,329)        (56,696)
---------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (22,560,842)    (17,410,306)   (25,347,874)    (21,320,582)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions               (31,224,865)    (33,846,874)   (11,495,413)    (40,363,750)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS       (51,310,634)    (39,483,018)   (29,791,242)    (50,494,606)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Beginning of period              395,338,518     434,821,536    266,415,714     316,910,320
---------------------------------------------------------------------------------------------
End of period                   $344,027,884    $395,338,518   $236,624,472    $266,415,714
=============================================================================================

Undistributed net
investment income                $3,074,716      $11,472,947     $2,342,953      $8,980,947
=============================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------
                                          TARGET 2015                    TARGET 2020
---------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                        2004            2003            2004            2003
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income             $3,491,816      $7,868,294      $4,138,255      $9,361,006
-----------------------------
Net realized gain                  3,541,577       4,020,828       3,989,029      10,045,020
-----------------------------
Change in net
unrealized appreciation              719,512      (6,327,621)      2,817,430     (13,360,951)
---------------------------------------------------------------------------------------------
Net increase in net
assets resulting
from operations                    7,752,905       5,561,501      10,944,714       6,045,075
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net  investment income:
-----------------------------
  Investor Class                  (7,662,855)     (7,250,965)     (8,862,678)     (9,509,100)
-----------------------------
  Advisor Class                      (25,211)         (6,379)       (138,875)        (83,302)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                  (4,598,596)       (397,257)     (9,443,184)    (15,035,459)
-----------------------------
  Advisor Class                      (15,895)           (369)       (155,798)       (138,771)
---------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (12,302,557)     (7,654,970)    (18,600,535)    (24,766,632)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                 3,989,228     (23,660,724)     13,646,350      (9,776,301)
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                       (560,424)    (25,754,193)      5,990,529     (28,497,858)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Beginning of period              149,763,882     175,518,075     183,704,672     212,202,530
---------------------------------------------------------------------------------------------
End of period                   $149,203,458    $149,763,882    $189,695,201    $183,704,672
=============================================================================================

Undistributed net
investment income                 $1,631,399      $5,827,649      $1,908,217      $6,771,515
=============================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------
                                          TARGET 2025                     TARGET 2030
---------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS               2004            2003            2004            2003
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $3,125,585      $8,218,366       $324,384        $791,330
-----------------------------
Net realized gain                  3,668,899       7,256,023        209,094         312,082
-----------------------------
Change in net
unrealized appreciation            1,744,932     (13,807,125)       216,580      (1,294,810)
---------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                    8,539,416       1,667,264        750,058        (191,398)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net  investment income:
-----------------------------
  Investor Class                  (7,344,210)    (10,606,108)      (694,709)       (674,826)
-----------------------------
  Advisor Class                      (24,714)        (19,699)           --              --
-----------------------------
  C Class                              --              --           (69,541)        (51,305)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                  (7,675,261)    (12,164,702)      (591,358)        (22,052)
-----------------------------
  Advisor Class                      (27,221)        (23,651)           --              --
-----------------------------
  C Class                              --              --           (68,996)         (2,019)
---------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (15,071,406)    (22,814,160)    (1,424,604)       (750,202)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions               (17,532,230)    (44,951,493)    (3,527,238)     (4,345,906)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS       (24,064,220)    (66,098,389)    (4,201,784)     (5,287,506)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Beginning of period              152,296,615     218,395,004     16,566,957      21,854,463
---------------------------------------------------------------------------------------------
End of period                   $128,232,395    $152,296,615    $12,365,173     $16,566,957
=============================================================================================

Undistributed net
investment income                 $1,295,508      $5,538,847        $89,314        $529,180
=============================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MARCH 31, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (2005), Target 2010 Fund (2010), Target 2015 Fund
(2015), Target 2020 Fund (2020), Target 2025 Fund (2025), and Target 2030 Fund
(2030) (collectively, the funds). The funds are diversified under the 1940 Act.
Each fund seeks to provide the highest return consistent with investment in U.S.
Treasury securities. Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents and will be liquidated in December of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. 2030 is authorized to issue the Investor Class, the Advisor Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective shareholder sales charges and servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class for 2030 had not commenced as of March 31, 2004.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                   (continued)

------

Notes to Financial Statements

MARCH 31, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM.

The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended March 31, 2004, the effective annual management fee for the Investor Class, the Advisor Class and the C Class was 0.58%, 0.33%
and 0.58%, respectively, for each of the funds, as applicable.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for the C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor
Class and C Class will pay American Century Investment Services, Inc. (ACIS) an
annual distribution fee of 0.25% and 0.75%, respectively, and an annual service fee of 0.25%. Effective January 2, 2004, the distribution fee for the C Class increased from 0.50% to 0.75%. This increase was approved by shareholders on
October 17, 2003.

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended March 31, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2004, were as follows:

--------------------------------------------------------------------------------
                              TARGET 2005        TARGET 2010         TARGET 2015
--------------------------------------------------------------------------------
Purchases                     $29,887,416        $23,693,954          $5,959,640
--------------------------------------------------------------------------------
Proceeds from sales           $86,491,236        $61,784,506         $15,970,155
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TARGET 2020        TARGET 2025         TARGET 2030
--------------------------------------------------------------------------------
Purchases                     $24,869,832         $8,126,730          $1,997,654
--------------------------------------------------------------------------------
Proceeds from sales           $29,699,624        $40,667,740          $7,107,820
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                               TARGET 2005                  TARGET 2010
--------------------------------------------------------------------------------
                           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2004
-----------------------
Sold                       212,958     $21,103,436      352,215     $29,700,891
-----------------------
Issued in reinvestment
of distributions           227,232      21,152,013      321,334      24,267,120
-----------------------
Redeemed                  (792,909)    (78,554,824)    (795,290)    (66,758,623)
-----------------------
Reverse share split       (234,882)        --          (329,528)        --
--------------------------------------------------------------------------------
Net decrease              (587,601)   $(36,299,375)    (451,269)   $(12,790,612)
================================================================================
YEAR ENDED
SEPTEMBER 30, 2003
-----------------------
Sold                     1,194,513    $116,054,133    1,412,390    $115,503,727
-----------------------
Issued in reinvestment
of distributions           181,368      16,644,184      283,253      20,688,789
-----------------------
Redeemed                (1,754,042)   (170,923,636)  (2,177,609)   (178,223,694)
-----------------------
Reverse share split       (187,162)        --          (289,489)        --
--------------------------------------------------------------------------------
Net decrease              (565,323)   $(38,225,319)    (771,455)   $(42,031,178)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2004
-----------------------
Sold                        72,152      $7,062,404       24,524      $2,049,245
-----------------------
Issued in reinvestment
of distributions             5,118         470,526        4,010         299,723
-----------------------
Redeemed                   (25,095)     (2,458,420)     (12,711)     (1,053,769)
-----------------------
Reverse share split         (6,975)          --          (5,128)         --
--------------------------------------------------------------------------------
Net increase                45,200      $5,074,510       10,695      $1,295,199
================================================================================
YEAR ENDED
SEPTEMBER 30, 2003
-----------------------
Sold                        96,533      $9,350,434       47,846      $3,905,881
----------------------
Issued in reinvestment
of distributions             1,707         155,338        1,437         104,191
-----------------------
Redeemed                   (53,030)     (5,127,327)     (28,758)     (2,342,644)
-----------------------
Reverse share split         (2,302)          --          (1,910)         --
--------------------------------------------------------------------------------
Net increase                42,908      $4,378,445       18,615      $1,667,428
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
--------------------------------------------------------------------------------
                               TARGET 2015                  TARGET 2020
--------------------------------------------------------------------------------
                           SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2004
-----------------------
Sold                      291,668     $19,919,424       584,851     $28,512,838
-----------------------
Issued in reinvestment
of distributions          192,720      11,910,104       414,522      17,658,173
-----------------------
Redeemed                 (414,827)    (27,959,529)     (920,907)    (44,211,983)
-----------------------
Reverse share split      (197,915)        --           (427,901)         --
--------------------------------------------------------------------------------
Net increase (decrease)  (128,354)     $3,869,999      (349,435)     $1,959,028
================================================================================
YEAR ENDED
SEPTEMBER 30, 2003
-----------------------
Sold                    1,253,675     $82,252,369     1,959,328     $91,533,245
-----------------------
Issued in reinvestment
of distributions          126,161       7,443,498       619,668      23,906,778
-----------------------
Redeemed               (1,757,311)   (113,762,791)   (2,756,017)   (127,213,517)
-----------------------
Reverse share split      (129,463)        --           (634,133)        --
--------------------------------------------------------------------------------
Net decrease             (506,938)   $(24,066,924)     (811,154)   $(11,773,494)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2004
-----------------------
Sold                        4,634        $320,387       240,113     $12,351,732
-----------------------
Issued in reinvestment
of distributions              665          40,708         6,211         266,184
-----------------------
Redeemed                   (3,508)       (241,866)      (19,711)       (930,594)
-----------------------
Reverse share split          (671)          --           (6,807)         --
--------------------------------------------------------------------------------
Net increase                1,120        $119,229       219,806     $11,687,322
================================================================================
YEAR ENDED
SEPTEMBER 30, 2003
-----------------------
Sold                       18,640      $1,236,229       112,707      $5,429,779
-----------------------
Issued in reinvestment
of distributions              115           6,748         4,590         175,762
-----------------------
Redeemed                  (12,705)       (836,777)      (77,965)     (3,608,348)
-----------------------
Reverse share split          (115)          --           (5,650)         --
--------------------------------------------------------------------------------
Net increase                5,935        $406,200        33,682      $1,997,193
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
--------------------------------------------------------------------------------
                                TARGET 2025                 TARGET 2030
--------------------------------------------------------------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2004
-----------------------
Sold                        669,442    $26,643,789     211,082      $6,133,166
-----------------------
Issued in reinvestment
of distributions            407,684     14,631,777      39,523       1,035,106
-----------------------
Redeemed                 (1,515,283)   (59,815,066)   (345,708)     (9,966,192)
-----------------------
Reverse share split        (417,340)        --         (48,126)         --
--------------------------------------------------------------------------------
Net decrease               (855,497)  $(18,539,500)   (143,229)    $(2,797,920)
================================================================================
YEAR ENDED
SEPTEMBER 30, 2003
-----------------------
Sold                      2,655,896   $103,807,973   1,109,589     $31,484,659
-----------------------
Issued in reinvestment
of distributions            682,441     22,093,138      24,506         625,893
-----------------------
Redeemed                 (4,410,012)  (171,089,476) (1,329,073)    (37,336,538)
-----------------------
Reverse share split        (700,857)        --         (27,161)         --
--------------------------------------------------------------------------------
Net decrease             (1,772,532)  $(45,188,365)   (222,139)    $(5,225,986)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2004
-----------------------
Sold                         29,084     $1,235,963        --            --
-----------------------
Issued in reinvestment
of distributions              1,226         43,507        --            --
-----------------------
Redeemed                     (7,249)      (272,200)       --            --
-----------------------
Reverse share split          (1,439)         --           --            --
--------------------------------------------------------------------------------
Net increase                 21,622     $1,007,270        --            --
================================================================================
YEAR ENDED
SEPTEMBER 30, 2003
-----------------------
Sold                         10,408       $429,331         --           --
-----------------------
Issued in reinvestment
of distributions              1,056         33,864         --           --
-----------------------
Redeemed                     (6,117)      (226,323)        --           --
-----------------------
Reverse share split          (1,316)         --            --           --
--------------------------------------------------------------------------------
Net increase                  4,031       $236,872         --           --
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2004
-----------------------
Sold                          N/A           N/A          6,432        $217,783
-----------------------
Issued in reinvestment
of distributions                                         4,391         133,878
-----------------------
Redeemed                                               (32,921)     (1,080,979)
-----------------------
Reverse share split                                     (4,531)         --
--------------------------------------------------------------------------------
Net decrease                                           (26,629)      $(729,318)
================================================================================
YEAR ENDED
SEPTEMBER 30, 2003
-----------------------
Sold                          N/A           N/A         75,866      $2,510,295
-----------------------
Issued in reinvestment
of distributions                                         1,795          53,324
-----------------------
Redeemed                                               (47,981)     (1,683,539)
-----------------------
Reverse share split                                     (1,795)         --
--------------------------------------------------------------------------------
Net increase                                            27,885        $880,080
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2004 (UNAUDITED)

5. SECURITIES LENDING

As of March 31, 2004, there were no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended March 31, 2004.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                       TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
Federal tax cost of investments      $329,977,426   $208,615,864   $107,053,345
================================================================================
Gross tax appreciation
of investments                        $12,760,041    $28,028,593    $41,771,042
--------------------------------
Gross tax depreciation
of investments                                (82)        (1,648)        (5,796)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                        $12,759,959    $28,026,945    $41,765,246
================================================================================

--------------------------------------------------------------------------------
                                       TARGET 2020    TARGET 2025    TARGET 2030
--------------------------------------------------------------------------------
Federal tax cost of investments      $151,347,232    $98,250,508    $11,256,067
================================================================================
Gross tax appreciation
of investments                        $37,850,751    $30,372,794     $1,024,637
--------------------------------
Gross tax depreciation
of investments                              --             --             --
--------------------------------------------------------------------------------
Net tax appreciation
of investments                        $37,850,751    $30,372,794     $1,024,637
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $99.07      $96.34      $88.67      $77.09      $72.55      $76.72
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)         1.83        3.69        4.20        4.24        4.09        3.77
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     (1.10)      (0.96)       3.47        7.34        0.45       (7.94)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.73        2.73        7.67       11.58        4.54       (4.17)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (4.03)      (3.92)      (4.07)      (4.71)      (3.89)      (3.39)
---------------------------
  From Net
  Realized Gains                  (1.96)        --          --          --        (1.56)      (1.07)
----------------------------------------------------------------------------------------------------
  Total Distributions             (5.99)      (3.92)      (4.07)      (4.71)      (5.45)      (4.46)
----------------------------------------------------------------------------------------------------
Reverse Share Split                5.99        3.92        4.07        4.71        5.45        4.46
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $99.80      $99.07      $96.34      $88.67      $77.09      $72.55
====================================================================================================
  TOTAL RETURN(3)                 0.74%       2.83%       8.65%      15.02%       6.26%      (5.44)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.59%(4)      0.59%       0.59%       0.59%       0.59%       0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      3.68%(4)      3.78%       4.65%       5.12%       5.58%       5.10%
---------------------------
Portfolio Turnover Rate            8%          36%         11%         49%         17%         81%
---------------------------
Net Assets, End of Period
(in thousands)                  $329,990    $385,809    $429,624    $347,512    $274,117    $490,248
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $97.85      $95.39      $88.02      $76.70      $72.34      $76.69
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)        1.68        3.37        3.95        4.01        3.91        3.60
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                    (1.08)      (0.91)       3.42        7.31        0.45       (7.95)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.60        2.46        7.37       11.32        4.36       (4.35)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (3.78)      (3.68)      (3.85)      (4.51)      (3.70)      (3.32)
---------------------------
  From Net
  Realized Gains                 (1.96)        --          --          --        (1.56)      (1.07)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.74)      (3.68)      (3.85)      (4.51)      (5.26)      (4.39)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.74        3.68        3.85        4.51        5.26        4.39
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $98.45      $97.85      $95.39      $88.02      $76.70      $72.34
====================================================================================================
  TOTAL RETURN(3)                 0.61%       2.58%       8.37%      14.76%       6.03%      (5.67)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.84%(4)      0.84%       0.84%       0.84%       0.84%       0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      3.43%(4)      3.53%       4.40%       4.87%       5.33%       4.85%
---------------------------
Portfolio Turnover Rate            8%          36%         11%         49%         17%         81%
---------------------------
Net Assets, End of Period
(in thousands)                   $14,038     $9,530      $5,197      $5,291      $3,765      $2,533
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $84.49      $81.12      $70.64      $59.92      $55.10      $61.98
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)        1.80        3.45        3.55        3.39        3.32        3.07
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     0.94       (0.08)       6.93        7.33        1.50       (9.95)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           2.74        3.37       10.48       10.72        4.82       (6.88)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (3.94)      (3.46)      (3.69)      (3.27)      (3.21)      (2.78)
---------------------------
  From Net
  Realized Gains                 (4.52)      (2.20)      (0.66)        --          --        (1.49)
----------------------------------------------------------------------------------------------------
  Total Distributions            (8.46)      (5.66)      (4.35)      (3.27)      (3.21)      (4.27)
----------------------------------------------------------------------------------------------------
Reverse Share Split               8.46        5.66        4.35        3.27        3.21        4.27
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $87.23      $84.49      $81.12      $70.64      $59.92      $55.10
====================================================================================================
  TOTAL RETURN(3)                 3.24%       4.15%      14.84%      17.89%       8.75%     (11.10)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.59%(4)      0.59%       0.59%       0.59%       0.59%       0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.27%(4)      4.21%       4.96%       5.15%       5.90%       5.31%
---------------------------
Portfolio Turnover Rate            10%         45%         46%         60%         22%         49%
---------------------------
Net Assets, End of Period
(in thousands)                  $232,000    $262,825    $314,951    $288,867    $231,202    $240,606
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000       1999(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $83.53      $80.41      $70.19      $59.67      $54.96      $60.12
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(3)        1.68        3.21        3.32        3.22        3.17        2.81
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     0.93       (0.09)       6.90        7.30        1.54       (7.97)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           2.61        3.12       10.22       10.52        4.71       (5.16)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (3.72)      (3.27)      (3.51)      (3.12)      (3.07)      (2.76)
---------------------------
  From Net
  Realized Gains                 (4.52)      (2.20)      (0.66)        --          --        (1.49)
----------------------------------------------------------------------------------------------------
  Total Distributions            (8.24)      (5.47)      (4.17)      (3.12)      (3.07)      (4.25)
----------------------------------------------------------------------------------------------------
Reverse Share Split               8.24        5.47        4.17        3.12        3.07        4.25
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $86.14      $83.53      $80.41      $70.19      $59.67      $54.96
====================================================================================================
  TOTAL RETURN(4)                 3.12%       3.88%      14.56%      17.63%       8.57%      (8.58)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.84%(5)      0.84%       0.84%       0.84%       0.84%     0.84%(5)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.02%(5)      3.96%       4.71%       4.90%       5.65%     5.06%(5)
---------------------------
Portfolio Turnover Rate            10%         45%         46%         60%         22%       49%(6)
---------------------------
Net Assets, End of Period
(in thousands)                   $4,624      $3,591      $1,960      $2,729      $1,631      $1,194
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) October 20, 1998 (commencement of sale) through September 30, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $67.58      $64.60      $55.37      $48.01      $43.04      $49.87
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)        1.65        3.09        2.95        2.75        2.58        2.39
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     2.20       (0.11)       6.28        4.61        2.39       (9.22)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.85        2.98        9.23        7.36        4.97       (6.83)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (3.64)      (2.84)      (3.04)      (2.81)      (2.46)      (2.10)
---------------------------
  From Net
  Realized Gains                 (2.19)      (0.16)      (0.08)        --        (0.03)      (0.08)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.83)      (3.00)      (3.12)      (2.81)      (2.49)      (2.18)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.83        3.00        3.12        2.81        2.49        2.18
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $71.43      $67.58      $64.60      $55.37      $48.01      $43.04
====================================================================================================
  TOTAL RETURN(3)                 5.70%       4.61%      16.65%      15.35%      11.55%     (13.70)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.59%(4)      0.59%       0.59%       0.59%       0.59%       0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.85%(4)      4.72%       5.28%       5.30%       5.82%       5.25%
---------------------------
Portfolio Turnover Rate            4%          17%         24%         23%         26%         55%
---------------------------
Net Assets, End of Period
(in thousands)                  $148,598    $149,266    $175,421    $145,567    $134,704    $218,193
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000       1999(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $66.89      $64.10      $55.09      $47.87      $43.02      $43.65
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(3)        1.54        2.93        2.79        2.63        2.49        0.46
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     2.19       (0.14)       6.22        4.59        2.36       (1.09)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.73        2.79        9.01        7.22        4.85       (0.63)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (3.47)      (2.69)      (2.91)      (2.68)      (2.42)        --
---------------------------
  From Net
  Realized Gains                 (2.19)      (0.16)      (0.08)        --        (0.03)        --
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.66)      (2.85)      (2.99)      (2.68)      (2.45)        --
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.66        2.85        2.99        2.68        2.45         --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $70.62      $66.89      $64.10      $55.09      $47.87      $43.02
====================================================================================================
  TOTAL RETURN(4)                 5.58%       4.35%      16.36%      15.08%      11.27%      (1.44)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.84%(5)      0.84%       0.84%       0.84%       0.84%     0.83%(5)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.60%(5)      4.47%       5.03%       5.05%       5.57%     5.01%(5)
---------------------------
Portfolio Turnover Rate            4%          17%         24%         23%         26%       55%(6)
---------------------------
Net Assets, End of Period
(in thousands)                    $605        $498         $97         $35         $22         $7
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) July 23, 1999 (commencement of sale) through September 30, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $48.19      $46.23      $39.09      $34.79      $30.61      $36.95
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)        1.15        2.19        2.07        1.90        1.77        1.62
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     2.21       (0.23)       5.07        2.40        2.41       (7.96)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.36        1.96        7.14        4.30        4.18       (6.34)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (2.47)      (2.13)      (2.43)      (1.79)      (1.85)      (2.06)
---------------------------
  From Net
  Realized Gains                 (2.63)      (3.37)      (4.62)      (3.19)      (3.30)      (5.20)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.10)      (5.50)      (7.05)      (4.98)      (5.15)      (7.26)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.10        5.50        7.05        4.98        5.15        7.26
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $51.55      $48.19      $46.23      $39.09      $34.79      $30.61
====================================================================================================
  TOTAL RETURN(3)                 6.97%       4.24%      18.27%      12.36%      13.66%     (17.16)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.59%(4)      0.59%       0.59%       0.59%       0.59%       0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.75%(4)      4.68%       5.21%       5.10%       5.49%       4.82%
---------------------------
Portfolio Turnover Rate            14%         45%         24%         54%         11%         31%
---------------------------
Net Assets, End of Period
(in thousands)                  $175,249    $180,656    $210,814    $225,535    $244,203    $316,707
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000       1999(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $47.65      $45.83      $38.85      $34.66      $30.55      $35.50
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(3)        1.07        2.06        1.95        1.82        1.69        1.50
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     2.19       (0.24)       5.03        2.37        2.42       (6.45)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.26        1.82        6.98        4.19        4.11       (4.95)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (2.35)      (2.02)      (2.34)      (1.70)      (1.79)      (2.05)
---------------------------
  From Net
  Realized Gains                 (2.63)      (3.37)      (4.62)      (3.19)      (3.30)      (5.20)
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.98)      (5.39)      (6.96)      (4.89)      (5.09)      (7.25)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.98        5.39        6.96        4.89        5.09        7.25
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $50.91      $47.65      $45.83      $38.85      $34.66      $30.55
====================================================================================================
  TOTAL RETURN(4)                 6.84%       3.97%      17.97%      12.09%      13.45%     (13.94)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.84%(5)      0.84%       0.84%       0.84%       0.84%     0.84%(5)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.50%(5)      4.43%       4.96%       4.85%       5.24%     4.57%(5)
---------------------------
Portfolio Turnover Rate            14%         45%         24%         54%         11%       31%(6)
---------------------------
Net Assets, End of Period
(in thousands)                   $14,447     $3,048      $1,389      $1,599       $773        $574
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) October 19, 1998 (commencement of sale) through September 30, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $39.67      $38.95      $33.25      $29.32      $26.22      $31.67
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)        0.93        1.79        1.70        1.62        1.54        1.46
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     2.08       (1.07)       4.00        2.31        1.56       (6.91)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.01        0.72        5.70        3.93        3.10       (5.45)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (2.08)      (2.06)      (2.26)      (2.00)      (1.11)      (1.28)
---------------------------
  From Net
  Realized Gains                 (2.17)      (2.36)      (0.80)      (0.42)        --        (0.31)
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.25)      (4.42)      (3.06)      (2.42)      (1.11)      (1.59)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.25        4.42        3.06        2.42        1.11        1.59
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $42.68      $39.67      $38.95      $33.25      $29.32      $26.22
====================================================================================================
  TOTAL RETURN(3)                 7.59%       1.85%      17.14%      13.40%      11.82%     (17.21)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.59%(4)      0.59%       0.59%       0.59%       0.59%       0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.68%(4)      4.64%       5.13%       5.15%       5.64%       5.25%
---------------------------
Portfolio Turnover Rate            6%          22%         23%         25%         52%         54%
---------------------------
Net Assets, End of Period
(in thousands)                  $126,683    $151,701    $217,965    $310,094    $514,663    $754,356
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $39.18      $38.56      $33.01      $29.17      $26.13      $31.64
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)        0.86        1.68        1.60        1.54        1.47        1.39
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     2.06       (1.06)       3.95        2.30        1.57       (6.90)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           2.92        0.62        5.55        3.84        3.04       (5.51)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (1.97)      (1.97)      (2.18)      (1.91)      (1.05)      (1.23)
---------------------------
  From Net
  Realized Gains                 (2.17)      (2.36)      (0.80)      (0.42)        --        (0.31)
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.14)      (4.33)      (2.98)      (2.33)      (1.05)      (1.54)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.14        4.33        2.98        2.33        1.05        1.54
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $42.10      $39.18      $38.56      $33.01      $29.17      $26.13
====================================================================================================
  TOTAL RETURN(3)                 7.45%       1.61%      16.81%      13.16%      11.63%     (17.41)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.84%(4)      0.84%       0.84%       0.84%       0.84%       0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.43%(4)      4.39%       4.88%       4.90%       5.39%       5.00%
---------------------------
Portfolio Turnover Rate            6%          22%         23%         25%         52%         54%
---------------------------
Net Assets, End of Period
(in thousands)                   $1,550       $595        $431        $997       $1,058       $997
----------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

See Notes to Financial Statements.

------

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   INVESTOR CLASS
--------------------------------------------------------------------------------
                                     2004(1)      2003        2002       2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $29.03      $28.70      $23.95      $23.00
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(3)            0.69        1.32        1.27        0.47
---------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                         1.43       (0.99)       3.48        0.48
--------------------------------------------------------------------------------
  Total From
  Investment Operations               2.12        0.33        4.75        0.95
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income                  (1.61)      (1.17)      (0.60)        --
---------------------------
  From Net
  Realized Gains                     (1.37)      (0.04)      (0.08)        --
-------------------------------------------------------------------------------
  Total Distributions                (2.98)      (1.21)      (0.68)        --
--------------------------------------------------------------------------------
Reverse Share Split                   2.98        1.21        0.68         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $31.15      $29.03      $28.70      $23.95
================================================================================
  TOTAL RETURN(4)                     7.30%       1.15%      19.83%       4.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                          0.59%(5)      0.59%       0.59%     0.59%(5)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                          4.81%(5)      4.72%       5.25%     6.04%(5)
---------------------------
Portfolio Turnover Rate                15%         95%         43%         0%
---------------------------
Net Assets, End of Period
(in thousands)                       $10,898     $14,312     $20,528     $4,856
--------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) June 1, 2001 (inception) through September 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            C CLASS
--------------------------------------------------------------------------------
                                                 2004(1)      2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $33.13      $33.01      $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                        0.65        1.28        1.21
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         1.62       (1.16)       3.30
--------------------------------------------------------------------------------
  Total From Investment Operations                2.27        0.12        4.51
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (1.38)      (0.97)      (0.58)
-----------------------------------------
  From Net Realized Gains                        (1.37)      (0.04)      (0.08)
--------------------------------------------------------------------------------
  Total Distributions                            (2.75)      (1.01)      (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                               2.75        1.01        0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $35.40      $33.13      $33.01
================================================================================
  TOTAL RETURN(4)                                 6.85%       0.36%      15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                              1.45%(5)      1.34%     1.34%(5)
-----------------------------------------
Ratio of Net Investment Income to
Average Net Assets                              3.95%(5)      3.97%     4.36%(5)
-----------------------------------------
Portfolio Turnover Rate                            15%         95%       43%(6)
-----------------------------------------
Net Assets, End of Period
(in thousands)                                   $1,467      $2,255      $1,326
--------------------------------------------------------------------------------

(1) Six months ended March 31, 2004 (unaudited).

(2) October 8, 2001 (commencement of sale) through September 30, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 2002.

See Notes to Financial Statements.

------

Share Class Information

Two classes of shares are authorized for sale by Target 2005, Target 2010,
Target 2015, Target 2020, and Target 2025: Investor Class and Advisor Class.
Three Classes of shares are authorized for sale by Target 2030: Investor Class,
Advisor Class, and C Class. The total expense ratios for Advisor Class and
C Class shares are higher than those of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of up to
1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION
As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------

Index Definitions

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2005 fund is the 11/15/05 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2005.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund was the 8/15/25 STRIPS ISSUE -- a zero-coupon Treasury bond that matures August 15, 2025.

The benchmark for the Target 2025 fund is the 11/15/25 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2025.

The benchmark for the Target 2030 fund is the 5/15/30 STRIPS ISSUE -- a zero-coupon Treasury bond that matures May 15, 2030.

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0405                                  American Century Investment Services, Inc.
SH-SAN-38157N                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Target Maturities Trust

By:   /s/ William M. Lyons
      ----------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: May 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ----------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: May 27, 2004

By:   /s/ Maryanne L. Roepke
      ----------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  May 27, 2004